Sales - Schedule of Disaggregated Sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregated Sales [Line Items]
Revenue	$ 30,300,360	$ 20,322,498	$ 26,909,025
Inverters [Member]
Schedule of Disaggregated Sales [Line Items]
Revenue	14,074,555	11,893,338	14,065,166
Chargers [Member]
Schedule of Disaggregated Sales [Line Items]
Revenue	550,919	544,680	582,040
Gasoline generators [Member]
Schedule of Disaggregated Sales [Line Items]
Revenue	9,981,895	6,575,406	11,790,582
Power bank [Member]
Schedule of Disaggregated Sales [Line Items]
Revenue	4,966,744	804,268
Other products [Member]
Schedule of Disaggregated Sales [Line Items]
Revenue	$ 726,247	$ 504,806	$ 471,237